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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2009



Check here if Amendment [ ]; Amendment Number:_____________________



This Amendment (Check only one):

[ ] is a restatement.

[ ] adds new holdings entries.



Institutional Investment Manager Filing this report:

Name: John Hancock Life Insurance Company

Address: P.O. Box 111, John Hancock Place

Boston, MA 02217

13F File Number: 28-03983



The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person signing this report on behalf of reporting manager:



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Name: Tina M.Marks

Title: Reconciliation Manager

Phone: 617-572-1662

Signature, Place, and Date of Signing:

/s/Tina M. Marks 197 Clarendon St. Boston, MA 02117  November 11 2009

Signature           Place                            Date

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

Report Type (Check only One):

[ ] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[x] 13F COMBINATION REPORT



List of other managers reporting for this manager:




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

    Form 13F File Number Name

    28-03222             John Hancock Advisors, Inc.

    28-03673             Sovereign Asset Management Corporation

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                              FORM 13F SUMMARY PAGE



Report Summary:



Number of other included managers: 1



Form 13F information table entry total: 10



Form 13F information table value total: 43,820,789



List of other included managers:

No. Form 13F File Number Name

1   028-11519            Manulife Financial Corporation



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John Hancock Life Insurance Company



September 30 2009



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

Item 1                           Item 2 Item 3      Item 4     Item 5     Item 6               Item 7           Item 8

                                                                          Investmnt Discretion Mgr    Voting Authrty-Shrs

Name of Issuer                   Class  Cusip       Fair Mrkt  Princpl or Sle Shd/Oth Shd/Aff         Sole      Shrd None

                                                    Value       of Shrs

AMR Corp                         common 001765 10 6    503,385     63,160                    X   1       63,160

Allied Healthcare Internatnl Inc common 01923A 10 9  2,012,185    716,080                    X   1      716,080

Delta Airlines Inc               common 247361 70 2 14,093,059  1,572,886                    X   1    1,572,886

Enerplus Resources Fund          common 29274D 60 4  6,971,195    304,552                    X   1      304,552

MetroPCS Communications Inc      common 591708 10 2  6,110,823    653,564                    X   1      653,564

Navistar Int Corp                common 63934E 10 8  1,197,328     31,997                    X   1       31,997

Portland General Electric Co     common 736508 84 7  3,864,035    195,945                    X   1      195,945

Range Resources Corp             common 75281A 10 9  5,492,020    111,400                    X   1      111,400

UAL Corp                         common 902549 80 7  3,408,306    370,468                    X   1      370,468

US Airways Group Inc             common 90341W 10 8    168,453     35,765                    X   1       35,765

TOTALS                                              43,820,789  4,055,817                             4,055,817     0

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